Cash and cash equivalents and Marketable securities (Details 1) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Cash And Cash Equivalents And Marketable Securities
Fair value through profit or loss	$ 905	$ 713
Amortized cost - Bank Deposit Certificates and time deposits	4,538	3,574
Amortized cost - others	53	50
Total	5,496	4,337
Current	2,304	2,773
Non-current	$ 3,192	$ 1,564